Supplemental cash flow information (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Supplemental Cash Flow Information [Abstract]
Non-cash share offering costs as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering	$ 2,924,880
Accounts payables as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering	$ 453,102
Warrants exercised in connection with GhostStep acquisition	250,000
Shares issued for vested RSUs and PSUs	529,504
Fair value of contingent shares settled via common shares		$ 83,319
Number of contingent shares settled via common shares		875
Shares issued to settle debt		$ 19,000
Shares for debt settlements			$ 63,866
Fair value of options exercised and transferred			203,516
Fair value of warrants exercised		61,173	102,991
Value of warrants exercised on assets acquisition		$ 125,000	$ 125,000
Number of warrants exercised on assets acquisition		250,000	250,000
Shares and warrants issued on assets acquisition		$ 592,822	$ 1,715,000
Fair value of common shares issued for amended and restated license agreement			137,000
Share offering costs relating to Broker Compensation Options			169,832
Non-cash consideration for computer equipment acquired			$ 3,828